Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 542,142,789.00
Previously Paid Amount	15,310.00
Total Fee Amount	83,002.06
Total Offset Amount	0.00
Net Fee	$ 67,692.06